Provisions for tax and labor risks (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Provisions
Probable losses	$ 680	$ 1,076
Possible losses	1,716	1,326
Tax
Provisions
Probable losses	0	0
Possible losses	726	606
Labor
Provisions
Probable losses	680	1,076
Possible losses	$ 990	$ 720